34. EARNING (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
Earning Loss Per Share
EARNING (LOSS) PER SHARE
a)	Basic

Basic earnings (loss) per share are calculated by dividing the result attributable to the Company’s equity interest holders by the weighted average of outstanding common shares during the year.

b)	Diluted

Diluted earnings (loss) per share are calculated by adjusting the weighted average of outstanding common shares to reflect the conversion of all dilutive potential common shares.

Potential common shares will be deemed dilutive only when their conversion into common shares may reduce the earnings per share or increase losses per share of the continuing business. Potential common shares will be deemed anti-dilutive when their conversion into common shares may result in an increase in the earnings per share or a decrease in the losses per share of the continuing operations.

The calculation of diluted earnings (loss) per share does not entail a conversion, the exercise or another issuance of shares which may have an anti-dilutive effect on the losses per share, or where the option exercise price is higher than the average price of ordinary shares during the period, no dilutive effect is recorded, being the diluted earning (loss) per share equal to the basic. As of December 31, 2017 and 2016, the Company does not hold any significant potential dilutive shares, therefore there are no differences with the basic earnings (loss) per share.

	12.31.2017	12.31.2016	12.31.2015
Earning (loss) for continuing operations attributable to the equity holders of the Company	4,623	(93)	3,065
Weighted average amount of outstanding shares	1,971	1,736	1,347
Basic and diluted earnings (loss) per share for continuing operations	2.3455	(0.0536)	2.2760

(Loss) Earning for discontinued operations attributable to the equity holders of the Company	(17)	82	-
Weighted average amount of outstanding shares	1,971	1,736	1,347
Basic and diluted (loss) earnings per share for discontinued operations	(0.0086)	0.0472	-

Earning (loss) attributable to the equity holders of the Company	4,606	(11)	3,065
Weighted average amount of outstanding shares	1,971	1,736	1,347
Basic and diluted earnings (loss) per share	2.3369	(0.0063)	2.2760